Investments (Tables)	6 Months Ended
Jun. 30, 2023
Investments Explanatory [Abstract]
Schedule of Investments	Investments
($000s)	January 1, 2023	Fair value through other comprehensive income (loss)	Loss of associate	Impairment		Additions		June 30, 2023
Current assets:
Investments in marketable securities	3,696	(119)	-	-		-		3,577

Non-current assets:
Investment in associate	1,389	-	(120)	-		20	(b)	1,289

($000s)	January 1, 2022	Fair value through other comprehensive income (loss)	Loss of associate	Impairment		Additions		December 31, 2022
Current assets:
Investments in marketable securities	3,367	329	-	-		-		3,696

Non-current assets:
Investment in associate	2,429	-	(206)	(873	)(a)	39	(b)	1,389
(a)	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. During 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the market price, had declined significantly and recorded an impairment of $0.9 million in the consolidated statements of operations and comprehensive income (loss).
(b)	In 2023, the Company received 43,928 common shares of Paramount for payment of interest, on the secured convertible notes, that accrued between July 1, 2022 and December 31, 2022. In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2021 and June 30, 2022.